Shareholders' Equity (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Shareholders’ Equity [Abstract]
Common stock, authorized	300,000,000	300,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, outstanding	29,273,321	12,210,718
Common stock, issued	29,273,321	12,210,718
Common stock reserved for future issuance	270,726,679